Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Advances to equity accounted investments	$ 9,930	$ 10,480
Other internal metrics | Performing
Financing Receivable, Recorded Investment [Line Items]
Advances to equity accounted investments	$ 9,930	$ 10,480